FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
NOTE 21: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2022 £m	2021 £m
Debt securities:
Government securities	11,211	14,613
Asset-backed securities	146	70
Corporate and other debt securities	11,514	13,134
	22,871	27,817
Treasury and other bills	–	85
Equity shares	283	235
Total financial assets at fair value through other comprehensive income	23,154	28,137
All assets were assessed at Stage 1 at 31 December 2021 and 2022.